Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 277,106.4	$ 4,255.9	₨ 219,965.5	₨ 185,586.8
Statutory income tax rate	34.61%	34.61%	34.61%	34.61%
Expected income tax expense	₨ 95,901.0	$ 1,473.0	₨ 76,125.7	₨ 64,227.9
Adjustments to reconcile expected income tax to actual tax expense
Nondeductible stock-based compensation	2,282.3	35.1	2,839.0	4,358.5
Income exempt from taxes	(524.8)	(8.1)	(997.2)	(1,140.5)
Effect of change in statutory tax rate	(209.2)	(3.2)	0.0	(274.3)
Other, net	823.2	12.5	1,257.4	365.3
Income tax expense	₨ 98,272.5	$ 1,509.3	₨ 79,224.9	₨ 67,536.9